Total Carrying Amount of Intangible Assets having Indefinite Life (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Indefinite-lived Intangible Assets by Major Class [Line Items]
Carrying amount of intangible assets having an indefinite life	¥ 90,033	¥ 89,031
Trademarks
Indefinite-lived Intangible Assets by Major Class [Line Items]
Carrying amount of intangible assets having an indefinite life	66,729	66,967
Distribution agreements
Indefinite-lived Intangible Assets by Major Class [Line Items]
Carrying amount of intangible assets having an indefinite life	18,807	18,834
Other
Indefinite-lived Intangible Assets by Major Class [Line Items]
Carrying amount of intangible assets having an indefinite life	¥ 4,497	¥ 3,230